Fair Value Measurements (Tables)	7 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Fair Value Disclosures [Abstract]
Summary of Financial Assets that are Measured at Fair Value on a Recurring Basis
The following table presents information about the Company’s financial assets that are measured at fair value on a recurring basis as of December 31, 2020 by level within the fair value hierarchy:

Description	Quoted Prices in Active Markets (Level 1)		Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

Assets:
U.S. Treasury bills	$575,282,641	(1)	$—	$—
Liabilities:
Derivative warrant liabilities	$43,508,330		$—	$22,003,330

(1)	Includes $667 in cash.

The following table presents information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of September 30, 2021, and December 31, 2020, by level within the fair value hierarchy:

	Fair Value Measured as of September 30, 2021
	Quoted Prices in Active	Significant Other	Significant Other
	Markets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets:
U.S. Treasury bills (1)	$575,457,635	$—	$—
Liabilities:
Derivative warrant liabilities - Public warrants	$15,419,580	$—	$—
Derivative warrant liabilities - Private warrants	$—	$—	$7,705,950

	Fair Value Measured as of December 31, 2020
	Quoted Prices in Active	Significant Other	Significant Other
	Markets	Observable Inputs	Unobservable Inputs
Description	(Level 1)	(Level 2)	(Level 3)
Assets:
U.S. Treasury bills (2)	$575,282,641	$—	$—
Liabilities:
Derivative warrant liabilities - Public warrants	$43,508,330	$—	$—
Derivative warrant liabilities - Private warrants	$—	$—	$22,003,330

Summary of Fair Value Measurement Inputs and Valuation Techniques
The following table provides quantitative information regarding Level 3 fair value measurements inputs for the Company’s warrants at their measurement dates:

	As of August 17, 2020	As of December 31, 2020
Volatility	10% - 25%	10% - 25.5%
Stock price	$9.89 - $10.12	$10.89
Time to M&A	1	1
Risk-free rate	0.39%	0.48%
Dividend yield	0.0%	0.0%

The following table provides quantitative information regarding Level 3 fair value measurements inputs for the Company’s Private Placement Warrants at their measurement dates:

	As of September 30, 2021	As of December 31, 2020
Volatility	10% - 13.3%	10% - 25.5%
Stock price	$9.84	$10.54
Time to M&A	0.44	1
Risk-free rate	1.05%	0.48%
Dividend yield	0.0%	0.0%

Summary of fair value of the derivative warrant liabilities
The change in the fair value of the derivative warrant liabilities measured with Level 3 inputs for the period from July 20, 2020 (inception) through December 31, 2020, is summarized as follows:

Derivative warrant liabilities at June 10, 2020 (inception)	$—
Issuance of Public and Private Warrants - Level 3	43,100,000
Change in fair value of derivative warrant liabilities	7,270,000
Transfers of Public Warrants to Level 1 measurement	(28,366,670)

Derivative warrant liabilities - Level 3, at December 31, 2020	$22,003,330

The change in the fair value of the derivative warrant liabilities, measured using level 3 inputs, for the three and nine months ended September 30, 2021, is summarized as follows:

Derivative warrant liabilities - Level 3, at December 31, 2020	$22,003,330
Change in fair value of derivative warrant liabilities	(8,514,330)

Derivative warrant liabilities - Level 3, at March 31, 2021	$13,489,000
Change in fair value of derivative warrant liabilities	(3,061,330)

Derivative warrant liabilities - Level 3, at June 30, 2021	$10,427,670
Change in fair value of derivative warrant liabilities	(2,721,720)

Derivative warrant liabilities - Level 3, at September 30, 2021	$7,705,950